Consolidated Statements of Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 417,956	$ 571,044	$ 704,161
Operating expenses	(211,772)	(207,767)	(204,552)
Depreciation	(104,714)	(127,274)	(182,669)
Amortization	(44,179)	(11,337)	(13,093)
Other operating gains (losses), net	(361,167)	(264,931)	264,999
Operating income	(303,876)	(40,265)	568,846
Interest expense	(217,669)	(243,757)	(270,350)
Gain on repurchase of debt	6,896	202,493	230,080
Interest and other income	26,183	23,314	66,532
Gain (loss) on changes in fair value of financial instruments	(215,338)	(12,761)
Gain (loss) on foreign exchange	106,209	(244,527)	77,758
Income (loss) before income taxes	(597,595)	(315,503)	672,866
Tax (expense) recovery	67,378	13,037	(89,596)
Net income (loss)	(530,217)	(302,466)	583,270
Net income (loss) attributable to:
Telesat Corporation shareholders	(155,354)	(87,720)	157,118
Non-controlling interest	(374,863)	(214,746)	426,152
Net income (loss)	$ (530,217)	$ (302,466)	$ 583,270
Net income (loss) per common share attributable to Telesat Corporation shareholders
Basic (in Dollars per share)	$ (10.61)	$ (6.29)	$ 11.71
Diluted (in Dollars per share)	$ (10.61)	$ (6.29)	$ 11.29
Total Weighted Average Common Shares Outstanding
Basic (in Shares)	14,640,626	13,937,443	13,417,290
Diluted (in Shares)	14,640,626	13,937,443	15,288,221